John Hancock Funds II

Supplement dated September 6, 2013 to the current prospectus, as supplemented

John Hancock Global Real Estate Fund (the “Fund”)

Jerry W. Ehlinger, CFA, no longer serves as a portfolio manager of the Fund. Accordingly, all references to Jerry W. Ehlinger, CFA, as a portfolio manager on the investment management team of the Fund are removed from the Prospectus.

Joseph D. Fisher, CFA, and David W. Zonavetch, CPA, have joined the portfolio management team responsible for managing the Fund. Accordingly, the following is added to the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio

Subadviser	Portfolio Managers

Deutsche Investment Management	Joseph D. Fisher, CFA. Director; Portfolio
Americas Inc.	Manager of the Fund; managed the Fund since 2013.

David W. Zonavetch, CPA. Director; Portfolio Manager of the Fund; managed the Fund since 2013.

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading Deutsche Investment Management Americas Inc. (“DIMA”), RREEF America L.L.C. (“RREEF). Messrs. Fisher and Zonavetch are now listed as Portfolio Managers of the Fund.

Fund	Portfolio Managers
Global Real Estate Securities Fund	Joseph D. Fisher, CFA
David W. Zonavetch, CPA

•	Joseph D. Fisher, CFA. Director and Portfolio Manager. Joined the Company in 2004.

•	David W. Zonavetch, CPA. Director and Portfolio Manager. Joined the Company in 1998.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 6, 2013 to the current prospectus, as supplemented

John Hancock Real Estate Securities Fund (the “Fund”)

Jerry W. Ehlinger, CFA, no longer serves as a portfolio manager of the Fund. Accordingly, all references to Jerry W. Ehlinger, CFA, as a portfolio manager on the investment management team of the Fund are removed from the Prospectus.

Joseph D. Fisher, CFA, and David W. Zonavetch, CPA, have joined the portfolio management team responsible for managing the Fund. Accordingly, the following is added to the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management”:

Subadviser	Portfolio Managers

Deutsche Investment Management	Joseph D. Fisher, CFA. Director; Portfolio
Americas Inc.	Manager of the fund; managed the fund since 2013.

David W. Zonavetch, CPA. Director; Portfolio Manager of the fund; managed the fund since 2013.

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading Deutsche Investment Management Americas Inc. (“DIMA”), RREEF America L.L.C. (“RREEF”). Messrs. Fisher and Zonavetch are now listed as Portfolio Managers of the Fund.

Fund	Portfolio Managers
Real Estate Securities Fund	Joseph D. Fisher, CFA
David W. Zonavetch, CPA

•	Joseph D. Fisher, CFA. Director and Portfolio Manager. Joined the company in 2004.

•	David W. Zonavetch, CPA. Director and Portfolio Manager. Joined the company in 1998.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.